Asset Impairment, Restructuring and Other Special Charges	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Asset Impairment, Restructuring and Other Special Charges

Note 6: Asset Impairment, Restructuring and Other Special Charges

          We have historically participated in Lilly's cost-reduction initiatives. Our total charges related to asset impairment, restructuring and other special charges, including integration of acquired businesses, in the unaudited condensed consolidated and combined statements of operations consisted of the following:

	Nine Months Ended September 30,

	2018	2017

Cash expense:
Severance	$(2.8)	$62.1
Integration and other	10.5	75.1
Exit costs	11.2	24.3

Total cash expense	18.9	161.5

Non-cash expense
Asset impairment	63.9	43.8

Total non-cash expense	63.9	43.8

Gain on sale of fixed assets	—	(16.0)

Total	$82.8	$189.3

          Severance costs represent costs incurred as a result of actions taken to reduce our cost structure.

          Integration and other costs primarily represent costs related to our integration efforts as a result of our acquired businesses.

          Exit costs primarily represent contract termination costs and reserves for costs related to facilities which we have exited.

          Asset impairment recognized during the nine months ended September 30, 2018 resulted from $19.9 million of intangible asset impairments and $44.0 million of fixed asset impairments. The intangible asset impairments primarily related to revised projections of fair value due to product rationalization. The fixed asset impairments were primarily due to the decision to dispose of a manufacturing facility in the U.S. and to the suspension of commercial activities for Imrestor®.

          Asset impairment recognized during the nine months ended September 30, 2017 resulted primarily from intangible asset impairments related to revised projections of fair value due to product rationalization and to a lessor extent competitive pressures. The fair value measurements utilized to determine the intangible asset impairments in 2018 and 2017 represent Level 3 fair value measurements.

          Gain on sale of fixed assets for the nine months ended September 30, 2017 represents a gain on the disposal of a site that was previously closed as part of the acquisition and integration of Novartis Animal Health.

          The following table summarizes the activity in our reserves established in connection with these restructuring activities:

	Exit costs	Severance	Total

Balance at December 31, 2016	$11.5	$26.6	$38.1
Charges	24.3	62.1	86.4
Cash paid	(7.6)	(61.8)	(69.4)

Balance at September 30, 2017	$28.2	$26.9	$55.1

Balance at December 31, 2017	$34.9	$43.1	$78.0
Charges	11.2	(2.8)	8.4
Separation adjustment	(5.9)	—	(5.9)
Cash paid	(10.9)	(22.6)	(33.5)

Balance at September 30, 2018	$29.3	$17.7	$47.0

          Substantially all of the reserves are expected to be paid in the next twelve months. We believe that the reserves are adequate.

Note 5: Asset Impairment, Restructuring and Other Special Charges

The Company has historically participated in Lilly’s cost‑reduction initiatives. The Company’s total charges related to asset impairment, restructuring and other special charges, including integration of acquired businesses, in our combined statements of operations consisted of the following:

	2017	2016	2015
Cash expense:
Severance and other	$162.0	$42.1	$59.5
Integration	90.3	154.8	140.8
Facility exit costs	31.8	13.2	5.5
Total cash expense	284.1	210.1	205.8
Non‑cash expense:
Asset impairment	110.6	98.3	57.5
Total non‑cash expense	110.6	98.3	57.5
Gain on sale of fixed assets	(19.6)	—	—
Total	$375.1	$308.4	$263.3

Severance and other costs recognized during the years ended December 31, 2017, 2016 and 2015 were incurred as a result of actions taken to reduce our cost structure, including severance, curtailment loss and special termination benefits costs recognized in 2017 associated with the U.S. voluntary early retirement program offered by Lilly, related to our employees.

Integration costs recognized during the years ended December 31, 2017, 2016 and 2015 were related to our integration efforts as a result of our acquired businesses.

Asset impairment recognized during the year ended December 31, 2017 were primarily related to intangible asset impairments for a certain marketed product and for acquired IPR&D assets. Asset impairment recognized during the years ended December 31, 2016 and 2015 resulted primarily from intangible asset impairments due to product rationalization and to charges related to site closures resulting from our acquisition and integration of Novartis AH, including the closure of a manufacturing facility in Ireland in 2016. See Note 8 for further detail relating to intangible asset impairments.

Gain on sale of fixed assets for the year ended December 31, 2017 represent gain on disposal of two sites that we previously closed as part of our acquisition and integration of Novartis AH.

The following table summarizes the activity in our reserves established in connection with these restructuring activities:

	Facility exit	Severance
	costs	and other	Total
Beginning balance at January 1, 2015	$—	$2.8	$2.8
Charges	5.5	59.5	65.0
Reserve adjustments	(1.7)	(1.4)	(3.1)
Cash paid	—	(50.8)	(50.8)
Balance at December 31, 2015	3.8	10.1	13.9
Charges	13.2	42.1	55.3
Reserve adjustments	(0.6)	(3.2)	(3.8)
Cash paid	(4.9)	(22.4)	(27.3)
Balance at December 31, 2016	11.5	26.6	38.1
Charges	31.8	162.0	193.8
Reserve adjustments	1.4	(3.9)	(2.5)
Cash paid	(9.8)	(141.6)	(151.4)
Ending balance at December 31, 2017	$34.9	$43.1	$78.0

Substantially all of the reserves are expected to be paid in the next 12 months. The Company believes that the reserves are adequate.